Pensions - Changes in value of net pension liability/(asset) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions
Balance at beginning of year	£ 9	£ 14	£ 3,531
Currency translation and other adjustments		4	47
Net interest expense			(3)
Current service cost		243	243
Less direct contributions from other scheme members		(131)	(171)
Past service cost		19	28
Total		131	97	£ 231
Return on plan assets above recognised interest income		(1,602)	(8,824)	427	£ (4,848)	£ (1,022)
Experience gains and losses		107	(766)	(276)	(25)	(154)
Effect of changes in actuarial financial assumptions		695	9,019
Effect of changes in actuarial demographic assumptions		(806)	(472)
Asset ceiling/minimum funding adjustments		1,628	2,073
Total		22	1,030
Contributions by employer		(157)	(4,473)
Liabilities extinguished upon settlement			(20)
Transfer to/from fellow subsidiaries		(5)	11
Transfer to disposal groups			(209)
Balance at end of year		9	14	3,531
Main Scheme | Forecast
Pensions
Contributions	190
Bank
Pensions
Balance at beginning of year	(1)	(3)	3,242
Net interest expense			(10)
Current service cost		226	199
Less direct contributions from other scheme members		(135)	(171)
Past service cost		19	28
Total		110	46
Return on plan assets above recognised interest income		(1,580)	(8,562)	415	(4,629)	(986)
Experience gains and losses		108	(658)	(233)	£ (3)	£ (102)
Effect of changes in actuarial financial assumptions		678	8,804
Effect of changes in actuarial demographic assumptions		(795)	(402)
Asset ceiling/minimum funding adjustments		1,608	1,876
Total		19	1,058
Contributions by employer		(127)	(4,349)
Balance at end of year		(1)	(3)	3,242
Fair value of plan assets
Pensions
Balance at beginning of year	(46,199)	(45,311)	(32,485)
Currency translation and other adjustments		2	(422)
Net interest expense		(1,188)	(1,374)
Total		(1,188)	(1,374)
Return on plan assets above recognised interest income		(1,602)	(8,824)
Total		(1,602)	(8,824)
Contributions by employer		(157)	(4,473)
Contributions by plan participants and other scheme members		(140)	(174)
Benefits paid		2,233	1,374
Transfer to/from fellow subsidiaries		(36)	93
Transfer to disposal groups			1,160
Balance at end of year		(46,199)	(45,311)	(32,485)
Fair value of plan assets | Bank
Pensions
Balance at beginning of year	(44,653)	(43,824)	(30,703)
Net interest expense		(1,155)	(1,310)
Total		(1,155)	(1,310)
Return on plan assets above recognised interest income		(1,580)	(8,562)
Total		(1,580)	(8,562)
Contributions by employer		(127)	(4,349)
Contributions by plan participants and other scheme members		(141)	(169)
Benefits paid		2,175	1,269
Transfer to/from fellow subsidiaries		(1)
Balance at end of year		(44,653)	(43,824)	(30,703)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	39,120	40,010	32,896
Currency translation and other adjustments		(1)	469
Net interest expense		1,046	1,249
Current service cost		243	243
Less direct contributions from other scheme members		(131)	(171)
Past service cost		19	28
Total		1,177	1,349
Experience gains and losses		107	(766)
Effect of changes in actuarial financial assumptions		695	9,019
Effect of changes in actuarial demographic assumptions		(806)	(472)
Total		(4)	7,781
Contributions by plan participants and other scheme members		140	174
Liabilities extinguished upon settlement			(20)
Benefits paid		(2,233)	(1,374)
Transfer to/from fellow subsidiaries		31	104
Transfer to disposal groups			(1,369)
Balance at end of year		39,120	40,010	32,896
Present value of defined benefit obligation | Bank
Pensions
Balance at beginning of year	37,937	38,848	30,964
Net interest expense		1,021	1,184
Current service cost		226	199
Less direct contributions from other scheme members		(135)	(171)
Past service cost		19	28
Total		1,131	1,240
Experience gains and losses		108	(658)
Effect of changes in actuarial financial assumptions		678	8,804
Effect of changes in actuarial demographic assumptions		(795)	(402)
Total		(9)	7,744
Contributions by plan participants and other scheme members		141	169
Benefits paid		(2,175)	(1,269)
Transfer to/from fellow subsidiaries		1
Balance at end of year		37,937	38,848	30,964
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	7,088	5,315	3,120
Currency translation and other adjustments		3
Net interest expense		142	122
Total		142	122
Asset ceiling/minimum funding adjustments		1,628	2,073
Total		1,628	2,073
Balance at end of year		7,088	5,315	3,120
Asset ceiling/minimum funding | Bank
Pensions
Balance at beginning of year	£ 6,715	4,973	2,981
Net interest expense		134	116
Total		134	116
Asset ceiling/minimum funding adjustments		1,608	1,876
Total		1,608	1,876
Balance at end of year		£ 6,715	£ 4,973	£ 2,981